                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6447

                      (Investment Company Act File Number)

                     Federated Fixed Income Securities, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                   Date of Fiscal Year End: September 30, 2004

            Date of Reporting Period: Six months ended March 31, 2004

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2004

Class A Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,		Period Ended
	3/31/2004	2003	2002	9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.03	$2.02	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.04 [2]	0.07
Net realized and unrealized gain (loss) on investments	(0.00)[3]	0.01	0.01 [2]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.04	0.05	0.08

Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.04)	(0.07)

Net Asset Value, End of Period	$2.03	$2.03	$2.02	$2.01

Total Return[4]	0.60%	1.97%	2.56%	4.31%

Ratios to Average Net Assets:

Expenses	0.80%[5]	0.80%	0.78%	0.45%[5]

Net investment income	1.19%[5]	1.39%	1.98%[2]	3.47%[5]

Expense waiver/reimbursement[6]	0.43%[5]	0.43%	0.48%	1.23%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$482,587	$498,387	$327,396	$115,016

Portfolio turnover	25%	49%	32%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

March 31, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--67.5%
		Alabama--1.3%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,017,572
2,300,000		DCH Healthcare Authority, Healthcare Facilities Revenue Bonds, 3.25%, 6/1/2004	A+/A1		2,306,463
3,045,000		DCH Healthcare Authority, Healthcare Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,155,747
975,000		Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		1,007,867
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,092,752
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,177,824
2,600,000		Mobile, AL, IDB (Series 1994A), 2.50% TOBs (International Paper Co.), Optional Tender 6/1/2004	BBB/Baa2		2,600,260

		TOTAL			13,358,485

		Alaska--0.3%
1,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 6/1/2006	AAA/Aaa		1,073,100
2,000,000		Valdez, AK Marine Terminal (Series 2002), 1.50% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2004	A-/A3		2,000,000

		TOTAL			3,073,100

		Arizona--2.8%
3,500,000		Maricopa County, AZ Pollution Control Corp. (Series 1994C), 1.950% TOBs (Arizona Public Service Co.), Optional Tender 3/1/2005	BBB/Baa1		3,499,055
5,000,000		Maricopa County, AZ Pollution Control Corp. (Series 1994E), 1.750% TOBs (Arizona Public Service Co.), Mandatory Tender 4/5/2004	BBB/Baa1		5,002,100
5,000,000		Maricopa County, AZ Pollution Control Corp. (Series 1994E), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		5,002,100
3,000,000		Maricopa County, AZ Pollution Control Corp. (Series 1994F), 1.750% TOBs (Arizona Public Service Co.), Mandatory Tender 4/5/2004	BBB/Baa1		3,001,200
2,000,000		Maricopa County, AZ Pollution Control Corp. (Series 1994F), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		2,000,800
1,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,046,820
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Arizona--continued
$3,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2002A), 6.25% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		$3,136,800
1,000,000		Maricopa County, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,018,960
500,000		University Medical Center Corp., AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2006	BBB+/A3		534,255
600,000		University Medical Center Corp., AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2007	BBB+/A3		652,692
1,000,000		Yavapai, AZ IDA, Revenue Bonds, 3.30% TOBs (BP Products North America, Inc.)/(BP PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,002,570
2,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		2,048,580

		TOTAL			27,945,932

		Arkansas--0.6%
1,000,000		Arkansas Development Finance Authority, Correctional Facilities Refunding Revenue Bonds (Series 2003A), 5.00% (FGIC INS), 11/15/2006	AAA/Aaa		1,085,610
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.00% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,003,480
2,500,000		Fayetteville, AR Sales & Use Tax Capital Improvement (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,582,625
310,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		311,854
660,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.00% (Baptist Medical Center, AR), 9/1/2004	A+/NR		661,346
265,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.50% (Baptist Medical Center, AR), 9/1/2005	A+/NR		267,340

		TOTAL			5,912,255

		California--7.3%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A3		1,043,020
10,000,000		California State, SAVRs (Series D-1), 1.95%, 2/10/2005	BBB/Baa1		10,000,000
8,000,000		California State, SAVRs (Series D-2), 1.70%, 2/24/2005	BBB/Baa1		8,000,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,500,000		California State, SAVRs (Series D-4), 1.98%, 2/3/2005	BBB/Baa1		$1,500,000
32,000,000		California State, SAVRs (Series 2003 D-5), 1.60%, 4/15/2004	BBB/Baa1		32,000,000
8,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		8,228,960
1,500,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2004G), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2007	A/NR		1,495,725
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2004H), 2.625% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2008	A/NR		994,460
1,000,000	[2]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2007	BBB/NR		1,002,290
1,000,000	[2]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,002,290
2,500,000		Natomas, CA Union School District, COPs, 2.50% TOBs (AMBAC INS) 2/1/2005	AAA/Aaa		2,515,550
2,500,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2005	NR/A2		2,578,625
1,000,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2006	NR/A2		1,048,440
1,320,000		Truckee-Donner Public Utility District, COPs (Series A), 3.00% (American Capital Access INS), 1/1/2005	A/NR		1,335,035

		TOTAL			72,744,395

		Colorado--0.9%
225,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 2.95%, 9/1/2004	NR		225,578
300,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.05%, 9/1/2005	NR		301,638
500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR		502,950
1,000,000		Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,010,480
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,048,700
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--continued
$1,670,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 2.875% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2004	AA-/NR		$1,685,397
3,500,000		Tower Metropolitan District, CO, 4.00% TOBs (U.S. Bank N.A. LOC), Mandatory Tender 11/30/2005	AA-/NR		3,631,253

		TOTAL			9,405,996

		Connecticut--0.4%
1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		1,022,340
1,000,000		Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Refunding Bonds (Series 2003A), 4.00%, 9/1/2004	AA-/A1		1,012,380
1,500,000		Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/A1		1,529,730

		TOTAL			3,564,450

		Delaware--0.4%
4,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,194,880

		District of Columbia--0.1%
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/NR		1,442,914

		Florida--2.5%
1,000,000		Broward County, FL, Refunding UT GO Bonds, 5.00%, 1/1/2006	AA+/Aa1		1,061,910
600,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR		594,864
1,500,000		Escambia County, FL Health Facilities Authority, Revenue Bonds (Series 2003A), 2.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		1,527,090
2,690,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR		2,693,820
2,495,000	[2]	Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	NR/A3		2,494,351
1,445,000	[2]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	NR/A3		1,445,159
1,325,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,328,657
1,545,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,560,203
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$3,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A/A3		$3,067,230
500,000		Lee County, FL IDA, Healthcare Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2004	BBB-/NR		510,805
1,145,000		Lee County, FL IDA, Healthcare Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		1,217,948
4,215,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR		4,220,142
1,245,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		1,361,793
760,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		769,014
535,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		538,531

		TOTAL			24,391,517

		Georgia--2.2%
3,275,000		Atlanta, GA Airport Revenue Authority, Refunding General Revenue Bonds (Series 2003A), 4.50% (MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		3,357,759
1,365,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA Insurance Corp. INS), 12/1/2004	AAA/Aaa		1,396,245
3,270,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		3,390,990
7,000,000		East Point, GA, 1.50% TANs, 12/31/2004	NR		7,003,570
900,000		Fulton De Kalb, GA Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00%, 1/1/2005	AA/Aa3		919,737
2,330,000		Fulton De Kalb, GA Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00%, 1/1/2006	AA/Aa3		2,432,869
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,877,032
785,000		Walker County, GA, Sales Tax UT GO Bonds, 2.75% (FSA INS), 1/1/2005	AAA/NR		794,907
1,125,000		Walker County, GA, Sales Tax UT GO Bonds, 2.00% (FSA INS), 7/1/2005	AAA/NR		1,137,038

		TOTAL			22,310,147

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Idaho--0.5%
$4,800,000		Boise City, ID Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(KeyBank, N.A. LOC) 3/27/2006	NR/A1		$4,884,288

		Illinois--0.6%
2,975,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series A), 4.00% (AMBAC INS), 6/1/2006	AAA/Aaa		2,987,138
1,000,000		Cook County, IL Community Consolidated School District No. 054, UT GO Bonds, 4.00%, 1/1/2006	NR/Aa1		1,043,090
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 4.00% (University of Chicago), 7/1/2005	AA/Aa1		1,034,680
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 5.00% (University of Chicago), 7/1/2007	AA/Aa1		1,096,400

		TOTAL			6,161,308

		Indiana--0.7%
2,500,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		2,614,500
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2004	BBB/NR		1,003,760
845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		899,798
2,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		2,012,360

		TOTAL			6,530,418

		Iowa--0.7%
1,200,000		Council Bluffs, IA Industrial Development, Refunding Revenue Bonds (Series 2004), 2.25% (Cargill, Inc.), 3/1/2007	A+/NR		1,193,736
1,750,000		Iowa Higher Education Loan Authority (Series C), 2.00% RANs (University of Dubuque)/(Northern Trust Co., Chicago, IL LOC), 5/24/2004	SP-1+/ NR		1,752,363
1,200,000		Iowa Higher Education Loan Authority (Series D), 2.00% RANs (Grandview College)/(Lasalle Bank, N.A. LOC), 5/24/2004	SP-1/NR		1,200,852
1,500,000		Iowa Higher Education Loan Authority (Series G), 2.00% RANs (Morningside College)/(U.S. Bank, N.A. LOC), 5/24/2004	SP-1/NR		1,502,070
875,000		Iowa Higher Education Loan Authority (Series H), 2.00% RANs (Palmer Chiropractic College), 5/24/2004	SP-1/NR		875,621

		TOTAL			6,524,642

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--2.3%
$3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power and Light Co.), Mandatory Tender 10/1/2007	BBB/A3		$3,209,460
6,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998C), 2.25% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A3		6,004,500
125,000		Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		128,469
1,082,000		La Cygne, KS, Environmental Improvement Refunding Revenue Bonds (Series 1994), 3.90% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A2		1,092,777
150,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 2.50% (Lawrence Memorial Hospital), 7/1/2004	NR/Baa1		150,579
600,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 2.50% (Lawrence Memorial Hospital), 7/1/2005	NR/Baa1		605,940
860,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 3.00% (Lawrence Memorial Hospital), 7/1/2006	NR/Baa1		878,714
10,000,000		Unified Government of Wyandotte County/Kansas City, KS (Series 2004I), 1.35% BANs, 4/1/2005	NR		9,999,900
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		373,370
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		270,383

		TOTAL			22,714,092

		Kentucky--0.2%
2,015,000		Kentucky Housing Corp., Housing Revenue Bonds (Series 2003F), 1.80%, 1/1/2006	AAA/Aaa		2,027,292

		Louisiana--1.6%
500,000		Calcasieu Parish, LA, IDB, Refunding PCRBs (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		532,885
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		1,044,850
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		4,523,130
355,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.00% (Opelousas General Health System), 10/1/2005	BBB+/NR		359,590
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	BBB+/NR		548,215
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--continued
$800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	BBB+/NR		$832,608
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	BBB+/NR		878,173
5,000,000		St. Charles Parish, LA, Refunding PCRBs (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		5,126,950
1,800,000		West Feliciana Parish, LA, PCRBs, 7.70% (Entergy Gulf States, Inc.), 12/1/2014	BB+/Ba1		1,833,588

		TOTAL			15,679,989

		Maryland--0.5%
2,700,000		Howard County, MD, Refunding UT GO Bonds, 5.00%, 8/15/2004	AAA/Aaa		2,740,203
1,000,000		Maryland State Economic Development Corp., Solid Waste Disposal Revenue Bonds, 4.65% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,000,070
1,600,000		Prince Georges County, MD, IDRB (Series 1993), 1.60% TOBs (International Paper Co.), Optional Tender 7/15/2004	BBB/Baa2		1,610,368

		TOTAL			5,350,641

		Massachusetts--1.4%
3,250,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2002E), 5.00%, 1/1/2005	AA-/Aa2		3,343,243
400,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/NR		426,576
605,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		608,400
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		1,005,000
500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 3.00% (Partners Healthcare Systems), 7/1/2005	AA-/Aa3		510,655
1,500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 5.00% (Partners Healthcare Systems), 7/1/2007	AA-/Aa3		1,636,665
3,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA Insurance Corp. INS), 7/1/2004	AAA/Aaa		3,029,190
2,000,000		Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3		2,052,300
1,796,292		Swansea, MA, 2.00% BANs, 10/22/2004	NR		1,800,944

		TOTAL			14,412,973

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--2.1%
$1,000,000		Detroit, MI, Convention Facility Special Tax Refunding Revenue Bonds (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		$1,114,570
2,500,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		2,641,375
2,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		2,057,980
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2005	A-/A1		1,031,190
1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		1,193,461
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2007	A/A2		1,090,000
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2006	A/A2		1,073,790
1,975,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 3.00% (NSF International), 8/1/2008	A-/NR		1,998,068
900,000		Michigan State Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		906,696
3,500,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 2.20% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2005	BBB/NR		3,506,965
500,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 3.00% (Covenant Medical Center, Inc.), 7/1/2005	A/NR		508,340
1,135,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 4.00% (Covenant Medical Center, Inc.), 7/1/2006	A/NR		1,186,075
2,000,000		University of Michigan, Refunding Revenue Bonds, 5.00% 4/1/2006	AA+/Aaa		2,138,440

		TOTAL			20,446,950

		Minnesota--0.5%
400,000		Duluth, MN EDA, Healthcare Facilities Revenue Bonds (Series 2004), 2.00% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2005	A-/NR		401,792
400,000		Duluth, MN EDA, Healthcare Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group) 2/15/2006	A-/NR		419,408
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--continued
$440,000		Duluth, MN EDA, Healthcare Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2007	A-/NR		$469,084
1,400,000		Minneapolis, MN Healthcare System Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	NR/A3		1,471,008
600,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Healthcare Facility Revenue Bonds (Series 2003), 3.00% (HealthPartners Obligated Group), 12/1/2004	BBB+/Baa1		606,546
1,210,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Healthcare Facility Revenue Bonds (Series 2003), 4.00% (HealthPartners Obligated Group), 12/1/2005	BBB+/Baa1		1,247,897

		TOTAL			4,615,735

		Mississippi--0.1%
250,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.30% (Southwest Mississippi Regional Medical Center), 4/1/2004	BBB+/NR		250,000
370,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.70% (Southwest Mississippi Regional Medical Center), 4/1/2005	BBB+/NR		372,387
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR		773,690

		TOTAL			1,396,077

		Missouri--0.6%
895,000		Cape Girardeau County, MO IDA, Healthcare Facilities Revenue Bonds (Series A), 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR		921,769
1,560,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 4.00% (Branson, MO), 12/1/2004	BBB+/Baa1		1,585,490
705,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		706,981
1,000,000		Missouri State HEFA (Series B), 3.00% RANs (Evangel University), 4/23/2004	NR		1,000,370
1,400,000		Missouri State HEFA (Series E), 2.25% RANs (Stephens College)/(Commerce Bank, Kansas City, N.A. LOC), 4/23/2004	SP-1/NR		1,400,532

		TOTAL			5,615,142

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Nebraska--0.1%
$1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		$1,043,980

		Nevada--0.9%
2,345,000		Clark County, NV Improvement District, Limited Obligation Improvement Bonds, 4.00% (Special Improvement District No. 142 (Mountain's Edge)), 8/1/2007	NR		2,366,410
2,000,000		Clark County, NV School District, LT GO Bonds (Series 2001F), 5.00% (FSA LOC), 6/15/2004	AAA/Aaa		2,016,120
4,200,000		Clark County, NV, IDRB (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		4,217,388

		TOTAL			8,599,918

		New Hampshire--0.6%
2,000,000		New Hampshire Business Finance Authority, Refunding PCRBs, 2.05% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2005	NR/A3		2,000,300
2,500,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2003I), 2.50% RANs (Catholic Medical Center), 4/30/2004	SP-1/NR		2,501,700
1,000,000		New Hampshire Higher Educational & Health Facilities Authority (Series G), 4.00% RANs (High Mowing School)/(SunTrust Bank LOC), 4/30/2004	NR/A-1+		1,002,040

		TOTAL			5,504,040

		New Jersey--3.3%
5,000,000		Bayonne, NJ, 2.00% TANs, 8/20/2004	NR		5,008,350
7,500,000		Bayonne, NJ, 2.25% TANs, 8/20/2004	NR		7,519,050
7,712,000		Essex County, NJ Utilities Authority, 2.375% BANs (Essex County, NJ GTD), 11/23/2004	NR/MIG-2		7,763,439
1,000,000		Jersey City, NJ, 2.50% BANs, 9/9/2004	NR		1,000,080
200,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 2.00% (Winchester Gardens at Ward Homestead), 11/1/2004	NR/BBB-		200,586
275,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	NR/BBB-		276,958
705,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	NR/BBB-		707,714
1,275,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2004	A-/Baa2		1,283,198
750,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	A-/Baa2		773,168
1,000,000		New Jersey State Transportation Corp., COPs (Series 2000B), 5.50% (AMBAC INS), 9/15/2007	AAA/Aaa		1,115,650
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Jersey--continued
$605,000		Weehawken Township, NJ, 1.75% BANs, 4/1/2004	NR		$605,006
2,004,000		Weehawken Township, NJ, 2.00% BANs, 5/28/2004	NR		2,004,481
3,159,667		Weehawken Township, NJ, 2.00% BANs, 7/1/2004	NR		3,161,563
900,000		Weehawken Township, NJ, 2.00% BANs, 7/16/2004	NR		899,838
530,000		Weehawken Township, NJ, 2.00% BANs, 8/6/2004	NR		530,742

		TOTAL			32,849,823

		New Mexico--0.9%
2,800,000		Albuquerque, NM, UT GO Bonds (Series 2002B), 5.00%, 7/1/2004	AA/Aa3		2,827,580
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2		3,000,000
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,043,540
1,360,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 3.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		1,387,282
1,030,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 4.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2007	AA/NR		1,088,319

		TOTAL			9,346,721

		New York--8.2%
1,000,000		Dutchess County, NY IDA, Revenue Bonds, 2.60% (Marist College), 7/1/2004	NR/Baa1		1,003,110
1,115,000		Dutchess County, NY IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,135,371
2,175,000		Dutchess County, NY IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,226,634
5,500,000		Dutchess County, NY Resource Recovery Agency (Series 2003), 2.50% BANs, 5/1/2004	SP-1+/ NR		5,504,840
555,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2005	A/NR		565,723
760,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Refunding Revenue Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2006	A/NR		780,345
790,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Refunding Revenue Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2007	A/NR		811,535
3,863,000		Long Beach, NY, 2.00% BANs, 12/29/2004	NR		3,880,384
14,500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003A), 3.00%, 6/1/2004	A-/Baa1		14,543,065
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$3,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2007	A/A2		$3,267,270
3,000,000		New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,142,200
3,000,000		New York City, NY, UT GO Bonds (Series 2003E), 5.00%, 8/1/2005	A/A2		3,142,200
3,000,000		New York City, NY, UT GO Bonds (Series 2003E), 5.00%, 8/1/2006	A/A2		3,222,750
2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2007	A/A2		2,178,180
1,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2008	A/A2		1,098,410
3,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2006	A/A2		3,222,750
3,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2008	A/A2		3,295,230
7,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/NR		7,441,140
3,410,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series C-1), 5.00% (New York State), 2/15/2005	AA-/NR		3,523,417
945,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 2.50% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2004	NR/Aa3		948,033
225,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2005	NR/A3		230,837
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3		605,255
805,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		831,291
1,280,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2006	AA/NR		1,345,126
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 3.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2005	AA/NR		1,017,310
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2006	AA/NR		1,065,770
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2007	AA/NR		1,087,750
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$5,000,000		Niagara Falls, NY City School District, 2.50% RANs, 10/8/2004	NR		$5,021,950
3,125,000		Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series 2003A), 4.00% (New York State), 6/1/2005	AA-/A3		3,210,000
2,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A), 4.00% (New York State), 6/1/2006	AA-/A3		2,085,000

		TOTAL			81,432,876

		North Carolina--0.8%
2,000,000		Mecklenburg County, NC, Public Improvement UT GO Bonds (Series 2002B), 3.25%, 2/1/2007	AAA/Aaa		2,086,960
4,370,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2003A), 4.00% (Novant Health Obligated Group), 11/1/2005	AA-/Aa3		4,553,933
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.00% (Catawba Electric), 1/1/2005	BBB+/Baa1		1,026,780

		TOTAL			7,667,673

		North Dakota--0.2%
500,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2005	A+/A2		517,275
980,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2006	A+/A2		1,022,414

		TOTAL			1,539,689

		Ohio--6.0%
15,000,000		Austintown, OH Local School District, 2.00% BANs, 8/31/2004	NR		15,027,546
1,085,000		Beavercreek, OH Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR		1,103,825
4,000,000		Columbiana, OH, 1.70% BANs, 7/8/2004	NR		4,004,040
500,000		Franklin County, OH Healthcare Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% TOBs (Ohio Presbyterian Retirement Services), Mandatory Tender 7/1/2006	BBB/NR		499,940
795,000		Franklin County, OH IDA, Revenue Bonds, 1.35% TOBs (C M Media, Inc.)/(KeyBank, N.A. LOC), Optional Tender 9/1/2004	NR		795,429
2,269,415		Garfield Heights, OH City School District, 1.90% BANs, 7/23/2004	NR		2,274,203
9,320,000		Jefferson County, OH (Series 1), 2.10% BANs, 11/10/2004	NR		9,351,874
3,000,000		Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds, 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,054,750
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,750,000		Lorain, OH, 2.75% BANs, 3/17/2005	NR		$1,756,755
1,500,000		Madison-Plains, OH Local School District, 1.90% TANs, 6/30/2004	NR		1,502,685
2,030,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Healthcare Facilities Refunding Revenue Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/ (Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,064,733
1,420,000		Nelsonville, OH, 1.66% BANs, 3/3/2005	NR		1,423,605
5,750,000		Ohio State Air Quality Development Authority, Environmental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		5,754,198
2,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 2.50% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2004	BB+/Baa2		1,999,860
300,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.00% (John Carroll University, OH), 11/15/2005	NR/A2		303,843
500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.30% (John Carroll University, OH), 11/15/2006	NR/A2		508,690
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3		2,042,100
4,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		4,008,640
2,000,000		Ohio State Water Development Authority, PCRBs (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB-/Baa2		2,013,720

		TOTAL			59,490,436

		Oklahoma--1.0%
125,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2004	BBB+/NR		127,155
310,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2005	BBB+/NR		322,927
605,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2006	BBB+/NR		641,209
870,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2007	BBB+/NR		933,092
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Oklahoma--continued
$3,280,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2003B), 4.00%, 5/15/2006	AA/NR		$3,449,182
2,500,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2003B), 4.00%, 5/15/2005	AA/NR		2,579,650
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,012,360

		TOTAL			10,065,575

		Oregon--0.3%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Revenue Bonds, 5.00% (Legacy Health System), 5/1/2008	AA/Aa3		1,102,380
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,003,200
1,050,000		Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/ (MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		1,065,362

		TOTAL			3,170,942

		Pennsylvania--5.0%
2,500,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2005	A/NR		2,615,400
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2006	A/NR		3,225,750
500,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2005	A-/NR		511,405
300,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR		311,106
330,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR		349,156
1,600,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 3.00%, 7/1/2004	A-/A2		1,607,728
2,205,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2		2,283,718
1,500,000		Erie, PA Higher Education Building Authority (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR		1,500,000
7,500,000		Lawrence County, PA, 3.50% TRANs, 12/31/2004	NR		7,608,103
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$250,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 3.25% (Good Samaritan Hospital), 11/15/2006	BBB+/Baa1		$255,718
500,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 3.50% (Good Samaritan Hospital), 11/15/2007	BBB+/Baa1		514,630
1,182,000		Ligonier Valley, PA School District, 1.75% TRANs, 6/30/2004	NR		1,183,147
4,000,000		Montgomery County, PA IDA, Refunding PCRBs (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,062,400
3,385,000		Northampton County, PA IDA, 1.10% CP (American Water Capital Corp.), Mandatory Tender 4/7/2004	BBB+/Baa1		3,385,000
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB-/A3		407,024
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1		2,548,275
6,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 1.70% TOBs (Washington & Jefferson College), Mandatory Tender 11/1/2005	NR/Aa3		6,390,450
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		5,194,450
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3		1,823,150
450,000		Philadelphia, PA, UT GO Bonds (Series 2003A), 4.00% (XL Capital Assurance, Inc. INS), 2/15/2005	AAA/Aaa		460,994
730,000		Philadelphia, PA, UT GO Bonds (Series 2003A), 4.00% (XL Capital Assurance, Inc. INS), 2/15/2006	AAA/Aaa		762,383
220,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR/BB+		224,822
690,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.25% (Monongahela Valley Hospital), 6/1/2004	NR/A3		693,464
600,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		617,982
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		796,238

		TOTAL			49,332,493

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Rhode Island--0.2%
$1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.50% (Lifespan Obligated Group), 8/15/2004	BBB/Baa2		$1,009,530
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 3.00% (Memorial Hospital)/(Fleet National Bank LOC), 7/1/2005	A+/NR		1,018,060

		TOTAL			2,027,590

		South Carolina--0.6%
2,000,000		Richland County, SC, Environmental Improvement Refunding Revenue Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		2,122,800
1,080,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.00% (Palmetto Health Alliance), 8/1/2004	BBB/Baa2		1,087,646
700,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.25% (Palmetto Health Alliance), 8/1/2005	BBB/Baa2		716,009
820,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB/Baa2		850,266
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,190,761

		TOTAL			5,967,482

		South Dakota--0.5%
2,880,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		2,937,514
1,070,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,129,909
500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		509,985
555,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health)/(AMBAC INS), 7/1/2004	AAA/Aaa		559,046

		TOTAL			5,136,454

		Tennessee--1.7%
2,000,000		Carter County, TN IDB (Series 1983), 4.15% (Inland Container Corp.), 10/1/2007	BBB/NR		2,082,700
1,760,000		Clarksville, TN Natural Gas Acquisition Corp., Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2004	BBB+/NR		1,763,414
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--continued
$640,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.00% (East Tennessee Children's Hospital), 7/1/2004	BBB+/Baa1		$643,450
290,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1		295,246
3,690,000		Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,910,699
3,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(United States Treasury GTD)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/Aaa		3,174,840
1,000,000		Shelby County, TN, Public Improvement UT GO Bonds (Series 2000A), 5.00%, 4/1/2004	AA+/Aa2		1,000,000
2,865,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 3.45% (Wellmont Health System), 9/1/2004	BBB+/NR		2,886,430
400,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		406,024
600,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		627,504

		TOTAL			16,790,307

		Texas--3.3%
1,500,000		Brazos River Authority, TX (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		1,571,190
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 3.00% TOBs (TXU Energy), Mandatory Tender 5/1/2005	BBB/Baa2		5,024,650
915,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		925,953
1,000,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,044,500
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		1,046,860
4,000,000		Gulf Coast, TX Waste Disposal Authority, Refunding PCRBs, 2.00% TOBs (BP Amoco Corp), Mandatory Tender 10/1/2006	AA+/Aa1		4,026,520
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,000,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2006	A/A2		$1,079,990
945,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2007	A/A2		1,037,345
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA/NR		1,049,610
1,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.00%, 5/15/2005	A/A1		1,042,350
3,000,000		Matagorda County, TX Navigation District Number One, Refunding PCRBs (Series 1999A), 2.15% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2004	BBB/Baa2		3,000,450
1,750,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Healthcare System), 5/15/2005	AA-/Aa3		1,833,423
2,000,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Healthcare System), 5/15/2007	AA-/Aa3		2,202,820
1,000,000		North Texas Tollway Authority, Refunding Revenue Bonds (Series 2003C), 3.00% (Dallas North Tollway System)/ (FSA INS), 1/1/2006	AAA/Aaa		1,026,060
750,000		Socorro, TX Independent School District, UT GO Refunding Bonds, 4.00% (PSFG GTD), 8/15/2004	AAA/NR		758,100
1,000,000		Tarrant County, TX Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR		987,500
1,205,000		Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (Texas Southern University)/(MBIA Insurance Corp. INS), 11/1/2004	NR/Aaa		1,225,340
1,500,000		Trinity River Authority of Texas, Refunding PCRBs (Series A), 5.00% TOBs (TXU Energy), Mandatory Tender 11/1/2006	BBB-/Baa2		1,573,425
500,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 3.00% (Mother Frances Hospital), 7/1/2004	NR/Baa1		501,950
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.00% (Mother Frances Hospital), 7/1/2005	NR/Baa1		613,866
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1		625,608
1,000,000		University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		1,101,290

		TOTAL			33,298,800

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Utah--0.7%
$3,300,000		Box Elder County, UT, PCRBs, 1.45% TOBs (Nucor Corp.), Optional Tender 10/1/2004	NR/VMIG-1		$3,303,795
2,180,000		Utah Associated Municipal Power Systems, Revenue Bonds (Series 2003A), 3.00% (Payson Power Project)/ (FSA INS), 4/1/2006	AAA/Aaa		2,243,111
1,500,000		Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa2		1,560,420

		TOTAL			7,107,326

		Virginia--1.4%
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,048,850
2,250,000		Louisa, VA IDA, (Series 1997A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		2,250,000
3,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		3,000,000
5,250,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2007	BBB+/A3		5,250,000
1,500,000		Louisa, VA IDA, Solid Waste & Sewer Disposal Revenue Bonds (Series 2001 A), 2.30% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2007	NR/A3		1,491,600
1,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		1,013,470

		TOTAL			14,053,920

		Washington--0.3%
3,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		3,134,130

		Wisconsin--0.6%
2,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		2,086,360
2,000,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR		2,018,640
250,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 3.00% (Wheaton Franciscan Services), 8/15/2004	A/A2		251,880
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 4.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		464,238
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2		668,105
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--continued
$120,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		$121,182
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		135,222
140,000		Wisconsin State HEFA, Revenue Bonds, 5.25% (Bellin Memorial Hospital)/(AMBAC INS), 2/15/2005	AAA/Aaa		144,966

		TOTAL			5,890,593

		Wyoming--0.3%
3,350,000		Albany County, WY, PCRBs (Series 1985), 2.55% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		3,352,680

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $667,456,809)			671,507,066

		SHORT-TERM MUNICIPALS--33.8%
		Alabama--1.2%
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B), Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/ (BNP Paribas SA LOC)	A-1+/NR		8,000,000

		TOTAL			11,500,000

		Alaska--1.0%
10,300,000		Valdez, AK Marine Terminal (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		10,300,000

		Arizona--0.7%
4,000,000		Apache County, AZ IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	A-1+/VMIG1		4,000,000
1,400,000		Prescott, AZ IDA (Series A), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,400,000
1,400,000		Prescott, AZ IDA (Series B), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,400,000

		TOTAL			6,800,000

		California--1.3%
1,500,000		Metropolitan Water District of Southern California (Series 2001 B-1), Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		1,500,000
7,700,000		Riverside County, CA Public Financing Authority (Series 1985A), Weekly VRDNs (Riverside County, CA)/ (State Street Bank and Trust Co. LOC)	A-1+/VMIG1		7,700,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		California--continued
$4,000,000		Stockton, CA (Series 2003), Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC)	NR/VMIG2		$4,000,000

		TOTAL			13,200,000

		District of Columbia--0.2%
2,000,000		District of Columbia (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/VMIG1		2,000,000

		Florida--0.5%
4,500,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A- 2/P-2		4,500,000

		Georgia--0.8%
1,170,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,170,000
6,865,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A-1/NR		6,865,000

		TOTAL			8,035,000

		Illinois--5.3%
4,000,000		Chicago, IL, Gas Supply Revenue (Series 2000B), 1.25% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 6/7/2004	A-2/VMIG-1		4,000,000
5,000,000		Illinois Development Finance Authority, PCR (Illinois Power Co.)/(Series A), Auction Rate Notes (MBIA Insurance Corp. INS) 4/1/2032	AAA/Aaa		5,000,000
4,925,000		Illinois Development Finance Authority, PCR (Illinois Power Co.)/Series B), Auction Rate Notes (MBIA Insurance Corp. INS) 4/1/2032	AAA/Aaa		4,925,000
34,725,000		Illinois Development Finance Authority, PCR (Illinois Power Co.), Auction Rate Notes (AMBAC INS) 3/1/2017	AAA/Aaa		34,725,000
4,000,000		Springfield, IL (Series 1999), Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A-1/NR		4,000,000

		TOTAL			52,650,000

		Indiana--0.8%
8,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2		8,000,000

		Iowa--0.8%
7,700,000		Salix, IA Pollution Control (Series 1999), Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		7,700,000

		Kentucky--0.6%
6,000,000		Berea, KY (Series 1997), Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		6,000,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Maryland--0.4%
$3,600,000		Maryland State Health & Higher Educational Facilities Authority (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A-1/NR		$3,600,000

		Massachusetts--0.5%
5,000,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (State Street Bank and Trust Co. LIQ)	A-1/NR		5,000,000

		Michigan--0.1%
1,000,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/VMIG1		1,000,000

		Minnesota--0.3%
3,250,000		Sherburn, MN PCRBs (Series 1999), Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		3,250,000

		Mississippi--0.3%
2,800,000		Jackson County, MS Port Facility, Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	NR/P-1		2,800,000

		Missouri--0.9%
1,305,000		Springfield, MO IDA (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR		1,305,000
8,000,000		University of Missouri (Series 2000), Daily VRDNs	A-1+/VMIG1		8,000,000

		TOTAL			9,305,000

		Multi State--0.1%
1,077,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/ (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1		1,077,000

		Nebraska--0.4%
1,440,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 2.25% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/1/2004	NR		1,440,058
2,055,000		Douglas County, NE, Variable Rate Demand IDRB, 2.25% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/1/2004	NR		2,055,062

		TOTAL			3,495,120

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--1.3%
$895,000		Brunswick County, NC Industrial Facilities and PCFA (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	NR/VMIG1		$895,000
9,700,000		Martin County, NC IFA (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-3/NR		9,700,000
2,100,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	A-1+/ NR		2,100,000

		TOTAL			12,695,000

		Ohio--1.5%
1,415,000		Bowling Green, OH, Adjustable Rate Industrial Development Refunding Revenue Bonds, Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,415,000
4,240,000		Fairfield, OH (Series 2000), Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		4,240,000
1,900,000		Franklin County, OH Mortgage Revenue (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/ (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		1,900,000
5,500,000		Hamilton County, OH Hospital Facilities Authority (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	NR/VMIG1		5,500,000
1,905,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(Provident Bank LOC)	NR		1,905,000

		TOTAL			14,960,000

		Oklahoma--0.3%
1,000,000		Garfield County, OK Industrial Authority Pollution Control (Series 1995A), Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1		1,000,000
2,420,000		Tulsa County, OK Industrial Authority (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/ (BNP Paribas SA LOC)	A-1+/ NR		2,420,000

		TOTAL			3,420,000

		Pennsylvania--5.1%
1,000,000		Allentown, PA Commercial and IDA (Series 1999), Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	NR		1,000,000
2,070,000		Erie County, PA Hospital Authority (Series 1998B), Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/ (National City Bank, Pennsylvania LIQ)	NR/VMIG1		2,070,000
16,030,000		Lancaster County, PA Hospital Authority (Series 1996), Weekly VRDNs (Masonic Homes)	NR/VMIG2		16,030,000
13,000,000		Philadelphia, PA IDA, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/VMIG1		13,000,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Pennsylvania--continued
$9,095,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series 2002B), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase Bank and Westdeutsche Landesbank AG LIQs)	A-1+/VMIG1		$9,095,000
9,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series 2003A), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		9,900,000

		TOTAL			51,095,000

		South Carolina--0.4%
4,200,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds, Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		4,200,000

		Tennessee--2.2%
3,000,000		Sevier County, TN Public Building Authority (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/ (J.P. Morgan Chase Bank LIQ)	NR/VMIG1		3,000,000
2,575,000		Sevier County, TN Public Building Authority (Series IV-C-4), Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,575,000
8,750,000		Sevier County, TN Public Building Authority (Series IV-D-1), Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	NR/VMIG1		8,750,000
2,580,000		Sevier County, TN Public Building Authority (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,580,000
4,530,000		Sevier County, TN Public Building Authority (Series IV-J-2), Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		4,530,000

		TOTAL			21,435,000

		Texas--1.1%
10,600,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		10,600,000

		Utah--1.4%
5,300,000		Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/ (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	A-1+/ VMIG1		5,300,000
4,000,000		Murray City, UT (Series 2003C), Daily VRDNs (IHC Health Services, Inc.)	A-1+/NR		4,000,000
5,000,000		Weber County, UT (Series 2000B), Daily VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank AG LIQ)	A-1+/VMIG1		5,000,000

		TOTAL			14,300,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--0.0%
$385,000		Virginia Small Business Financing Authority (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	NR		$385,000

		Washington--0.9%
8,850,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		8,850,000

		Wisconsin--1.6%
16,000,000		Sheboygan, WI Pollution Control (Series A), Daily VRDNs (Wisconsin Power & Light Co.)	A-2/P-1		16,000,000

		Wyoming--1.8%
17,900,000		Sweetwater County, WY IDA, PCRB (Series 1990A), Weekly VRDNs (Pacificorp)/(Commerzbank AG, Frankfurt LOC)	NR/VMIG1		17,900,000

		TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $336,052,000)			336,052,120

		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $1,003,508,809)[3]			1,007,559,186

		OTHER ASSETS AND LIABILITIES - NET--(1.3)%			(12,862,613)

		TOTAL NET ASSETS--100%			$994,696,573

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.4% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At March 31, 2004, these securities amounted to $7,992,670 which represents 0.8% of total net assets.

3 The cost of investments for federal tax purposes amounts to $1,003,507,703.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,003,508,809)		$1,007,559,186
Cash		31,191
Income receivable		7,128,809
Receivable for investments sold		1,100,000
Receivable for shares sold		10,187,649

TOTAL ASSETS		1,026,006,835

Liabilities:
Payable for investments purchased	$23,374,623
Payable for shares redeemed	7,189,968
Income distribution payable	559,969
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	462
Payable for distribution services fee (Note 5)	78,932
Payable for shareholder services fee (Note 5)	98,664
Accrued expenses	7,644

TOTAL LIABILITIES		31,310,262

Net assets for 491,022,104 shares outstanding		$994,696,573

Net Assets Consist of:
Paid in capital		$991,029,680
Net unrealized appreciation of investments		4,050,377
Accumulated net realized loss on investments		(383,815)
Undistributed net investment income		331

TOTAL NET ASSETS		$994,696,573

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($512,109,377 ÷ 252,810,898 shares outstanding)		$2.03

Offering price per share		$2.03

Redemption proceeds per share		$2.03

Class A Shares:
Net asset value per share ($482,587,196 ÷ 238,211,206 shares outstanding)		$2.03

Offering price per share (100/98.00 of $2.03)[1]		$2.07

Redemption proceeds per share		$2.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2004 (unaudited)

Investment Income:
Interest			$9,737,265

Expenses:
Investment adviser fee (Note 5)		$2,923,351
Administrative personnel and services fee (Note 5)		385,372
Custodian fees		15,379
Transfer and dividend disbursing agent fees and expenses (Note 5)		52,863
Directors'/Trustees' fees		5,355
Auditing fees		8,345
Legal fees		5,323
Portfolio accounting fees (Note 5)		85,434
Distribution services fee--Class A Shares (Note 5)		592,529
Shareholder services fee--Class A Shares (Note 5)		592,529
Share registration costs		62,197
Printing and postage		26,882
Insurance premiums		1,009
Taxes		40,035
Miscellaneous		2,211

TOTAL EXPENSES		4,798,814

Waivers (Note 5):
Waiver of investment adviser fee	$(1,845,512)
Waiver of administrative personnel and services fee	(14,940)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,142)
Waiver of distribution services fee--Class A Shares	(118,506)

TOTAL WAIVERS		(2,003,100)

Net expenses			2,795,714

Net investment income			6,941,551

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			131,412
Net change in unrealized appreciation of investments			(581,969)

Net realized and unrealized loss on investments			(450,557)

Change in net assets resulting from operations			$6,490,994

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2004	Year Ended 9/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,941,551	$13,046,462
Net realized gain (loss) on investments	131,412	(456,456)
Net change in unrealized appreciation/depreciation of investments	(581,969)	1,331,719

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,490,994	13,921,725

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,113,969)	(7,844,825)
Class A Shares	(2,827,521)	(5,200,794)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,941,490)	(13,045,619)

Share Transactions:
Proceeds from sale of shares	443,639,615	1,292,252,327
Net asset value of shares issued to shareholders in payment of distributions declared	3,684,444	7,188,859
Cost of shares redeemed	(445,802,673)	(957,347,253)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,521,386	342,093,933

Change in net assets	1,070,890	342,970,039

Net Assets:
Beginning of period	993,625,683	650,655,644

End of period (including undistributed net investment income of $331 and $270, respectively)	$994,696,573	$993,625,683

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Class A Shares	500,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	112,579,753	$228,040,462	260,910,484	$528,063,474
Shares issued to shareholders in payment of distributions declared	737,177	1,492,725	1,688,137	3,415,611
Shares redeemed	(104,887,713)	(212,516,155)	(177,986,769)	(360,114,876)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,429,217	$17,017,032	84,611,852	$171,364,209

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	106,431,851	$215,599,153	377,585,011	$764,188,853
Shares issued to shareholders in payment of distributions declared	1,082,458	2,191,719	1,864,511	3,773,248
Shares redeemed	(115,242,657)	(233,286,518)	(295,373,845)	(597,232,377)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,728,348)	$(15,495,646)	84,075,677	$170,729,724

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	700,869	$1,521,386	168,687,529	$342,093,933

4. FEDERAL TAX INFORMATION

At March 31, 2004, the cost of investments for federal tax purposes was $1,003,507,703. The net unrealized appreciation of investments for federal tax purposes was $4,051,483. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,217,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $165,843.

At September 30, 2003, the Fund had a capital loss carryforward of $354,141 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541

2011	$353,600

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended March 31, 2004, the fees paid to FAS and FServ were $307,698 and $62,734, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended March 31, 2004, FSC retained $86 in sales charges from the sale of Class A Shares. FSC also retained $1,508 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2004, the Institutional Shares did not accrue or pay the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $43,498, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended March 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $393,740,915 and $424,515,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2004, were as follows:

Purchases	$206,263,678

Sales	$136,640,000

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P874

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28391 (5/04)

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2004

Institutional Shares

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,		Period Ended
	3/31/2004	2003	2002	9/30/2001 [1]
Net Asset Value, Beginning of Period	$2.03	$2.02	$2.01	$2.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.05 [2]	0.08
Net realized and unrealized gain (loss) on investments	(0.00)[3]	0.01	0.01 [2]	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.06	0.09

Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.05)	(0.08)

Net Asset Value, End of Period	$2.03	$2.03	$2.02	$2.01

Total Return[4]	0.83%	2.43%	2.99%	4.65%

Ratios to Average Net Assets:

Expenses	0.35%[5]	0.35%	0.35%	0.10%[5]

Net investment income	1.64%[5]	1.87%	2.39%[2]	3.70%[5]

Expense waiver/reimbursement[6]	0.38%[5]	0.38%	0.41%	1.08%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$512,109	$495,239	$323,260	$83,180

Portfolio turnover	25%	49%	32%	13%

1 Reflects operations for the period from October 24, 2000 (date of initial public investment) to September 30, 2001.

2 Effective October 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended September 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the period prior to September 30, 2002 have not been restated to reflect this change in presentation.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

March 31, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--67.5%
		Alabama--1.3%
$1,855,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,017,572
2,300,000		DCH Healthcare Authority, Healthcare Facilities Revenue Bonds, 3.25%, 6/1/2004	A+/A1		2,306,463
3,045,000		DCH Healthcare Authority, Healthcare Facilities Revenue Bonds, 3.75%, 6/1/2006	A+/A1		3,155,747
975,000		Dothan, AL, GO Warrants (Series 2002), 5.00%, 3/1/2005	NR		1,007,867
1,025,000		Dothan, AL, GO Warrants (Series 2002), 5.25%, 3/1/2006	NR		1,092,752
1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	NR		1,177,824
2,600,000		Mobile, AL, IDB (Series 1994A), 2.50% TOBs (International Paper Co.), Optional Tender 6/1/2004	BBB/Baa2		2,600,260

		TOTAL			13,358,485

		Alaska--0.3%
1,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 6/1/2006	AAA/Aaa		1,073,100
2,000,000		Valdez, AK Marine Terminal (Series 2002), 1.50% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 5/1/2004	A-/A3		2,000,000

		TOTAL			3,073,100

		Arizona--2.8%
3,500,000		Maricopa County, AZ Pollution Control Corp. (Series 1994C), 1.950% TOBs (Arizona Public Service Co.), Optional Tender 3/1/2005	BBB/Baa1		3,499,055
5,000,000		Maricopa County, AZ Pollution Control Corp. (Series 1994E), 1.750% TOBs (Arizona Public Service Co.), Mandatory Tender 4/5/2004	BBB/Baa1		5,002,100
5,000,000		Maricopa County, AZ Pollution Control Corp. (Series 1994E), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		5,002,100
3,000,000		Maricopa County, AZ Pollution Control Corp. (Series 1994F), 1.750% TOBs (Arizona Public Service Co.), Mandatory Tender 4/5/2004	BBB/Baa1		3,001,200
2,000,000		Maricopa County, AZ Pollution Control Corp. (Series 1994F), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		2,000,800
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Arizona--continued
$1,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 1985A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		$1,046,820
3,000,000		Maricopa County, AZ Pollution Control Corp., Refunding PCRBs (Series 2002A), 6.25% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		3,136,800
1,000,000		Maricopa County, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2004	BBB/NR		1,018,960
500,000		University Medical Center Corp., AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2006	BBB+/A3		534,255
600,000		University Medical Center Corp., AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2007	BBB+/A3		652,692
1,000,000		Yavapai, AZ IDA, Revenue Bonds, 3.30% TOBs (BP Products North America, Inc.)/(BP PLC GTD), Optional Tender 12/1/2004	AA+/NR		1,002,570
2,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		2,048,580

		TOTAL			27,945,932

		Arkansas--0.6%
1,000,000		Arkansas Development Finance Authority, Correctional Facilities Refunding Revenue Bonds (Series 2003A), 5.00% (FGIC INS), 11/15/2006	AAA/Aaa		1,085,610
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 3.00% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		1,003,480
2,500,000		Fayetteville, AR Sales & Use Tax Capital Improvement (Series 2002), 4.00%, 6/1/2005	AA-/NR		2,582,625
310,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 4.50% (Jefferson Regional Medical Center), 6/1/2004	A/NR		311,854
660,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.00% (Baptist Medical Center, AR), 9/1/2004	A+/NR		661,346
265,000		Little Rock, AR Health Facilities Board, Healthcare Refunding Revenue Bonds (Series 2003), 2.50% (Baptist Medical Center, AR), 9/1/2005	A+/NR		267,340

		TOTAL			5,912,255

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--7.3%
$1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A3		$1,043,020
10,000,000		California State, SAVRs (Series D-1), 1.95%, 2/10/2005	BBB/Baa1		10,000,000
8,000,000		California State, SAVRs (Series D-2), 1.70%, 2/24/2005	BBB/Baa1		8,000,000
1,500,000		California State, SAVRs (Series D-4), 1.98%, 2/3/2005	BBB/Baa1		1,500,000
32,000,000		California State, SAVRs (Series 2003 D-5), 1.60%, 4/15/2004	BBB/Baa1		32,000,000
8,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		8,228,960
1,500,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2004G), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2007	A/NR		1,495,725
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2004H), 2.625% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2008	A/NR		994,460
1,000,000	[2]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 2.90% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2007	BBB/NR		1,002,290
1,000,000	[2]	California Statewide Communities Development Authority, Solid Waste Facilities Disposal Revenue Bonds, 4.95% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,002,290
2,500,000		Natomas, CA Union School District, COPs, 2.50% TOBs (AMBAC INS) 2/1/2005	AAA/Aaa		2,515,550
2,500,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2005	NR/A2		2,578,625
1,000,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2006	NR/A2		1,048,440
1,320,000		Truckee-Donner Public Utility District, COPs (Series A), 3.00% (American Capital Access INS), 1/1/2005	A/NR		1,335,035

		TOTAL			72,744,395

		Colorado--0.9%
225,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 2.95%, 9/1/2004	NR		225,578
300,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.05%, 9/1/2005	NR		301,638
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--continued
$500,000		Arvada, CO Urban Renewal Authority, Second Lien Revenue Bonds (Series 2003A), 3.30%, 9/1/2006	NR		$502,950
1,000,000		Colorado Health Facilities Authority, Revenue Bonds, 4.00% (Catholic Health Initiatives), 9/1/2004	AA/Aa2		1,010,480
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		2,048,700
1,670,000		Dove Valley Metropolitan District, CO, Refunding UT GO Bonds, 2.875% TOBs (BNP Paribas SA LOC), Mandatory Tender 11/1/2004	AA-/NR		1,685,397
3,500,000		Tower Metropolitan District, CO, 4.00% TOBs (U.S. Bank N.A. LOC), Mandatory Tender 11/30/2005	AA-/NR		3,631,253

		TOTAL			9,405,996

		Connecticut--0.4%
1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	AAA/Aaa		1,022,340
1,000,000		Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Refunding Bonds (Series 2003A), 4.00%, 9/1/2004	AA-/A1		1,012,380
1,500,000		Connecticut State Transportation Infrastructure Authority, Transit Infrastructure Special Tax Refunding Revenue Bonds (Series 2001B), 5.00%, 10/1/2004	AA-/A1		1,529,730

		TOTAL			3,564,450

		Delaware--0.4%
4,000,000		Delaware State, UT GO Bonds (Series 2002A), 5.00%, 7/1/2005	AAA/Aaa		4,194,880

		District of Columbia--0.1%
1,365,000		District of Columbia, COPs, 5.00% (AMBAC INS), 1/1/2006	AAA/NR		1,442,914

		Florida--2.5%
1,000,000		Broward County, FL, Refunding UT GO Bonds, 5.00%, 1/1/2006	AA+/Aa1		1,061,910
600,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	NR		594,864
1,500,000		Escambia County, FL Health Facilities Authority, Revenue Bonds (Series 2003A), 2.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		1,527,090
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$2,690,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	NR		$2,693,820
2,495,000	[2]	Florida State Department of Corrections, Custodial Receipts, 1.50%, 9/10/2005	NR/A3		2,494,351
1,445,000	[2]	Florida State Department of Corrections, Custodial Receipts, 2.00%, 9/10/2006	NR/A3		1,445,159
1,325,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	NR		1,328,657
1,545,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	NR		1,560,203
3,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System), Mandatory Tender 9/1/2005	A/A3		3,067,230
500,000		Lee County, FL IDA, Healthcare Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2004	BBB-/NR		510,805
1,145,000		Lee County, FL IDA, Healthcare Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	BBB-/NR		1,217,948
4,215,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	NR		4,220,142
1,245,000		Miami-Dade County, FL, Capital Asset Acquisition Special Obligation Bonds (Series 2002A), 5.00% (AMBAC INS), 4/1/2007	AAA/Aaa		1,361,793
760,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	NR		769,014
535,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	NR		538,531

		TOTAL			24,391,517

		Georgia--2.2%
3,275,000		Atlanta, GA Airport Revenue Authority, Refunding General Revenue Bonds (Series 2003A), 4.50% (MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		3,357,759
1,365,000		Atlanta, GA, UT GO Bonds, 4.50% (MBIA Insurance Corp. INS), 12/1/2004	AAA/Aaa		1,396,245
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Georgia--continued
$3,270,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		$3,390,990
7,000,000		East Point, GA, 1.50% TANs, 12/31/2004	NR		7,003,570
900,000		Fulton De Kalb, GA Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00%, 1/1/2005	AA/Aa3		919,737
2,330,000		Fulton De Kalb, GA Hospital Authority, Refunding Revenue Certificates (Series 2003), 4.00%, 1/1/2006	AA/Aa3		2,432,869
1,750,000		Georgia State, UT GO Bonds (Series 1999D), 5.80%, 11/1/2005	AAA/Aaa		1,877,032
785,000		Walker County, GA, Sales Tax UT GO Bonds, 2.75% (FSA INS), 1/1/2005	AAA/NR		794,907
1,125,000		Walker County, GA, Sales Tax UT GO Bonds, 2.00% (FSA INS), 7/1/2005	AAA/NR		1,137,038

		TOTAL			22,310,147

		Idaho--0.5%
4,800,000		Boise City, ID Housing Authority, Multifamily Housing Revenue Bonds (Series 2002A), 3.25% TOBs (Civic Plaza Housing Project)/(KeyBank, N.A. LOC) 3/27/2006	NR/A1		4,884,288

		Illinois--0.6%
2,975,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series A), 4.00% (AMBAC INS), 6/1/2006	AAA/Aaa		2,987,138
1,000,000		Cook County, IL Community Consolidated School District No. 054, UT GO Bonds, 4.00%, 1/1/2006	NR/Aa1		1,043,090
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 4.00% (University of Chicago), 7/1/2005	AA/Aa1		1,034,680
1,000,000		Illinois Educational Facilities Authority, Revenue Bonds (Series A), 5.00% (University of Chicago), 7/1/2007	AA/Aa1		1,096,400

		TOTAL			6,161,308

		Indiana--0.7%
2,500,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		2,614,500
1,000,000		Indiana Development Finance Authority, Solid Waste Disposal Revenue Bonds, 2.70% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2004	BBB/NR		1,003,760
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--continued
$845,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2005	AA/Aa2		$899,798
2,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		2,012,360

		TOTAL			6,530,418

		Iowa--0.7%
1,200,000		Council Bluffs, IA Industrial Development, Refunding Revenue Bonds (Series 2004), 2.25% (Cargill, Inc.), 3/1/2007	A+/NR		1,193,736
1,750,000		Iowa Higher Education Loan Authority (Series C), 2.00% RANs (University of Dubuque)/(Northern Trust Co., Chicago, IL LOC), 5/24/2004	SP-1+/ NR		1,752,363
1,200,000		Iowa Higher Education Loan Authority (Series D), 2.00% RANs (Grandview College)/(Lasalle Bank, N.A. LOC), 5/24/2004	SP-1/NR		1,200,852
1,500,000		Iowa Higher Education Loan Authority (Series G), 2.00% RANs (Morningside College)/(U.S. Bank, N.A. LOC), 5/24/2004	SP-1/NR		1,502,070
875,000		Iowa Higher Education Loan Authority (Series H), 2.00% RANs (Palmer Chiropractic College), 5/24/2004	SP-1/NR		875,621

		TOTAL			6,524,642

		Kansas--2.3%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power and Light Co.), Mandatory Tender 10/1/2007	BBB/A3		3,209,460
6,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998C), 2.25% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A3		6,004,500
125,000		Johnson County, KS Park & Recreation District, Refunding Revenue Bonds (Series 2001A), 5.10%, 1/1/2005	NR		128,469
1,082,000		La Cygne, KS, Environmental Improvement Refunding Revenue Bonds (Series 1994), 3.90% TOBs (Kansas City Power and Light Co.), Mandatory Tender 9/1/2004	BBB/A2		1,092,777
150,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 2.50% (Lawrence Memorial Hospital), 7/1/2004	NR/Baa1		150,579
600,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 2.50% (Lawrence Memorial Hospital), 7/1/2005	NR/Baa1		605,940
860,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 3.00% (Lawrence Memorial Hospital), 7/1/2006	NR/Baa1		878,714
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--continued
$10,000,000		Unified Government of Wyandotte County/Kansas City, KS (Series 2004I), 1.35% BANs, 4/1/2005	NR		$9,999,900
350,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2006	A-/NR		373,370
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	A-/NR		270,383

		TOTAL			22,714,092

		Kentucky--0.2%
2,015,000		Kentucky Housing Corp., Housing Revenue Bonds (Series 2003F), 1.80%, 1/1/2006	AAA/Aaa		2,027,292

		Louisiana--1.6%
500,000		Calcasieu Parish, LA, IDB, Refunding PCRBs (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		532,885
1,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		1,044,850
4,500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		4,523,130
355,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.00% (Opelousas General Health System), 10/1/2005	BBB+/NR		359,590
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	BBB+/NR		548,215
800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	BBB+/NR		832,608
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	BBB+/NR		878,173
5,000,000		St. Charles Parish, LA, Refunding PCRBs (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa3		5,126,950
1,800,000		West Feliciana Parish, LA, PCRBs, 7.70% (Entergy Gulf States, Inc.), 12/1/2014	BB+/Ba1		1,833,588

		TOTAL			15,679,989

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Maryland--0.5%
$2,700,000		Howard County, MD, Refunding UT GO Bonds, 5.00%, 8/15/2004	AAA/Aaa		$2,740,203
1,000,000		Maryland State Economic Development Corp., Solid Waste Disposal Revenue Bonds, 4.65% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2004	BBB/NR		1,000,070
1,600,000		Prince Georges County, MD, IDRB (Series 1993), 1.60% TOBs (International Paper Co.), Optional Tender 7/15/2004	BBB/Baa2		1,610,368

		TOTAL			5,350,641

		Massachusetts--1.4%
3,250,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2002E), 5.00%, 1/1/2005	AA-/Aa2		3,343,243
400,000		Massachusetts Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	BBB/NR		426,576
605,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		608,400
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 5.00% (Caritas Christi Obligated Group), 7/1/2004	BBB/Baa3		1,005,000
500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 3.00% (Partners Healthcare Systems), 7/1/2005	AA-/Aa3		510,655
1,500,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 5.00% (Partners Healthcare Systems), 7/1/2007	AA-/Aa3		1,636,665
3,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Stony Brook Intermediate Project, 5.00% (MBIA Insurance Corp. INS), 7/1/2004	AAA/Aaa		3,029,190
2,000,000		Massachusetts State HFA, Housing Revenue Bonds (Series 2003B), 4.00%, 6/1/2005	AA-/Aa3		2,052,300
1,796,292		Swansea, MA, 2.00% BANs, 10/22/2004	NR		1,800,944

		TOTAL			14,412,973

		Michigan--2.1%
1,000,000		Detroit, MI, Convention Facility Special Tax Refunding Revenue Bonds (Series 2003), 5.00% (Cobo Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008	AAA/Aaa		1,114,570
2,500,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.00% (Clean Water Revolving Fund), 10/1/2005	AAA/Aaa		2,641,375
2,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		2,057,980
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2005	A-/A1		1,031,190
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--continued
$1,130,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2006	A-/A1		$1,193,461
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2007	A/A2		1,090,000
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2006	A/A2		1,073,790
1,975,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 3.00% (NSF International), 8/1/2008	A-/NR		1,998,068
900,000		Michigan State Strategic Fund, Revenue Bonds, 4.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2004	BBB/NR		906,696
3,500,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 2.20% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2005	BBB/NR		3,506,965
500,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 3.00% (Covenant Medical Center, Inc.), 7/1/2005	A/NR		508,340
1,135,000		Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 4.00% (Covenant Medical Center, Inc.), 7/1/2006	A/NR		1,186,075
2,000,000		University of Michigan, Refunding Revenue Bonds, 5.00%, 4/1/2006	AA+/Aaa		2,138,440

		TOTAL			20,446,950

		Minnesota--0.5%
400,000		Duluth, MN EDA, Healthcare Facilities Revenue Bonds (Series 2004), 2.00% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2005	A-/NR		401,792
400,000		Duluth, MN EDA, Healthcare Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2006	A-/NR		419,408
440,000		Duluth, MN EDA, Healthcare Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2007	A-/NR		469,084
1,400,000		Minneapolis, MN Healthcare System Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2005	NR/A3		1,471,008
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--continued
$600,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Healthcare Facility Revenue Bonds (Series 2003), 3.00% (HealthPartners Obligated Group), 12/1/2004	BBB+/Baa1		$606,546
1,210,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Healthcare Facility Revenue Bonds (Series 2003), 4.00% (HealthPartners Obligated Group), 12/1/2005	BBB+/Baa1		1,247,897

		TOTAL			4,615,735

		Mississippi--0.1%
250,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.30% (Southwest Mississippi Regional Medical Center), 4/1/2004	BBB+/NR		250,000
370,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 2.70% (Southwest Mississippi Regional Medical Center), 4/1/2005	BBB+/NR		372,387
765,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 3.00% (Southwest Mississippi Regional Medical Center), 4/1/2006	BBB+/NR		773,690

		TOTAL			1,396,077

		Missouri--0.6%
895,000		Cape Girardeau County, MO IDA, Healthcare Facilities Revenue Bonds (Series A), 4.25% (St. Francis Medical Center, MO), 6/1/2005	A/NR		921,769
1,560,000		Missouri Development Finance Board, Infrastructure Facilities Bonds (Series 2003A), 4.00% (Branson, MO), 12/1/2004	BBB+/Baa1		1,585,490
705,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2001), 4.25% (Independence, MO-Truman Memorial Building Project), 6/1/2004	A+/NR		706,981
1,000,000		Missouri State HEFA (Series B), 3.00% RANs (Evangel University), 4/23/2004	NR		1,000,370
1,400,000		Missouri State HEFA (Series E), 2.25% RANs (Stephens College)/(Commerce Bank, Kansas City, N.A. LOC), 4/23/2004	SP-1/NR		1,400,532

		TOTAL			5,615,142

		Nebraska--0.1%
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		1,043,980

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Nevada--0.9%
$2,345,000		Clark County, NV Improvement District, Limited Obligation Improvement Bonds, 4.00% (Special Improvement District No. 142 (Mountain's Edge)), 8/1/2007	NR		$2,366,410
2,000,000		Clark County, NV School District, LT GO Bonds (Series 2001F), 5.00% (FSA LOC), 6/15/2004	AAA/Aaa		2,016,120
4,200,000		Clark County, NV, IDRB (Series 2003D), 3.35% TOBs (Southwest Gas Corp.), Mandatory Tender 9/1/2004	BBB-/Baa2		4,217,388

		TOTAL			8,599,918

		New Hampshire--0.6%
2,000,000		New Hampshire Business Finance Authority, Refunding PCRBs, 2.05% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2005	NR/A3		2,000,300
2,500,000		New Hampshire Higher Educational & Health Facilities Authority (Series 2003I), 2.50% RANs (Catholic Medical Center), 4/30/2004	SP-1/NR		2,501,700
1,000,000		New Hampshire Higher Educational & Health Facilities Authority (Series G), 4.00% RANs (High Mowing School)/(SunTrust Bank LOC), 4/30/2004	NR/A-1+		1,002,040

		TOTAL			5,504,040

		New Jersey--3.3%
5,000,000		Bayonne, NJ, 2.00% TANs, 8/20/2004	NR		5,008,350
7,500,000		Bayonne, NJ, 2.25% TANs, 8/20/2004	NR		7,519,050
7,712,000		Essex County, NJ Utilities Authority, 2.375% BANs (Essex County, NJ GTD), 11/23/2004	NR/MIG-2		7,763,439
1,000,000		Jersey City, NJ, 2.50% BANs, 9/9/2004	NR		1,000,080
200,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 2.00% (Winchester Gardens at Ward Homestead), 11/1/2004	NR/BBB-		200,586
275,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	NR/BBB-		276,958
705,000		New Jersey EDA, Refunding Revenue Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	NR/BBB-		707,714
1,275,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2004	A-/Baa2		1,283,198
750,000		New Jersey State Educational Facilities Authority, Revenue Bonds (Series 2002C), 4.00% (Stevens Institute of Technology), 7/1/2005	A-/Baa2		773,168
1,000,000		New Jersey State Transportation Corp., COPs (Series 2000B), 5.50% (AMBAC INS), 9/15/2007	AAA/Aaa		1,115,650
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Jersey--continued
$605,000		Weehawken Township, NJ, 1.75% BANs, 4/1/2004	NR		$605,006
2,004,000		Weehawken Township, NJ, 2.00% BANs, 5/28/2004	NR		2,004,481
3,159,667		Weehawken Township, NJ, 2.00% BANs, 7/1/2004	NR		3,161,563
900,000		Weehawken Township, NJ, 2.00% BANs, 7/16/2004	NR		899,838
530,000		Weehawken Township, NJ, 2.00% BANs, 8/6/2004	NR		530,742

		TOTAL			32,849,823

		New Mexico--0.9%
2,800,000		Albuquerque, NM, UT GO Bonds (Series 2002B), 5.00%, 7/1/2004	AA/Aa3		2,827,580
3,000,000		Farmington, NM, PCRBs (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2		3,000,000
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		1,043,540
1,360,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 3.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		1,387,282
1,030,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 4.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2007	AA/NR		1,088,319

		TOTAL			9,346,721

		New York--8.2%
1,000,000		Dutchess County, NY IDA, Revenue Bonds, 2.60% (Marist College), 7/1/2004	NR/Baa1		1,003,110
1,115,000		Dutchess County, NY IDA, Revenue Bonds, 2.80% (Marist College), 7/1/2006	NR/Baa1		1,135,371
2,175,000		Dutchess County, NY IDA, Revenue Bonds, 3.20% (Marist College), 7/1/2007	NR/Baa1		2,226,634
5,500,000		Dutchess County, NY Resource Recovery Agency (Series 2003), 2.50% BANs, 5/1/2004	SP-1+/NR		5,504,840
555,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Revenue Refunding Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2005	A/NR		565,723
760,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Refunding Revenue Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2006	A/NR		780,345
790,000		Franklin County, NY Solid Waste Management Authority, Solid Waste System Refunding Revenue Bonds (Series A), 3.00% (American Capital Access INS), 6/1/2007	A/NR		811,535
3,863,000		Long Beach, NY, 2.00% BANs, 12/29/2004	NR		3,880,384
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$14,500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003A), 3.00%, 6/1/2004	A-/Baa1		$14,543,065
3,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2007	A/A2		3,267,270
3,000,000		New York City, NY, UT GO Bonds (Series 2002G), 5.00%, 8/1/2005	A/A2		3,142,200
3,000,000		New York City, NY, UT GO Bonds (Series 2003E), 5.00%, 8/1/2005	A/A2		3,142,200
3,000,000		New York City, NY, UT GO Bonds (Series 2003E), 5.00%, 8/1/2006	A/A2		3,222,750
2,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2007	A/A2		2,178,180
1,000,000		New York City, NY, UT GO Bonds (Series 2004I), 5.00%, 8/1/2008	A/A2		1,098,410
3,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2006	A/A2		3,222,750
3,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2008	A/A2		3,295,230
7,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/NR		7,441,140
3,410,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series C-1), 5.00% (New York State), 2/15/2005	AA-/NR		3,523,417
945,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 2.50% (Kateri Residence)/(Allied Irish Banks PLC LOC), 7/1/2004	NR/Aa3		948,033
225,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 4.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2005	NR/A3		230,837
570,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2006	NR/A3		605,255
805,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2005	AA/NR		831,291
1,280,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 4.00% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2006	AA/NR		1,345,126
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 3.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2005	AA/NR		1,017,310
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2006	AA/NR		$1,065,770
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2007	AA/NR		1,087,750
5,000,000		Niagara Falls, NY City School District, 2.50% RANs, 10/8/2004	NR		5,021,950
3,125,000		Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series 2003A), 4.00% (New York State), 6/1/2005	AA-/A3		3,210,000
2,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A), 4.00% (New York State), 6/1/2006	AA-/A3		2,085,000

		TOTAL			81,432,876

		North Carolina--0.8%
2,000,000		Mecklenburg County, NC, Public Improvement UT GO Bonds (Series 2002B), 3.25%, 2/1/2007	AAA/Aaa		2,086,960
4,370,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2003A), 4.00% (Novant Health Obligated Group), 11/1/2005	AA-/Aa3		4,553,933
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.00% (Catawba Electric), 1/1/2005	BBB+/Baa1		1,026,780

		TOTAL			7,667,673

		North Dakota--0.2%
500,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2005	A+/A2		517,275
980,000		North Dakota State Building Authority, Revenue Bonds, 3.50%, 12/1/2006	A+/A2		1,022,414

		TOTAL			1,539,689

		Ohio--6.0%
15,000,000		Austintown, OH Local School District, 2.00% BANs, 8/31/2004	NR		15,027,546
1,085,000		Beavercreek, OH Local School District, Special Tax Anticipation Notes, 4.25%, 12/1/2004	NR		1,103,825
4,000,000		Columbiana, OH, 1.70% BANs, 7/8/2004	NR		4,004,040
500,000		Franklin County, OH Healthcare Facilities, Extendable Rate Adjustable Securities Revenue Bonds (Series 2001B), 6.50% TOBs (Ohio Presbyterian Retirement Services), Mandatory Tender 7/1/2006	BBB/NR		499,940
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$795,000		Franklin County, OH IDA, Revenue Bonds, 1.35% TOBs (C M Media, Inc.)/(KeyBank, N.A. LOC), Optional Tender 9/1/2004	NR		$795,429
2,269,415		Garfield Heights, OH City School District, 1.90% BANs, 7/23/2004	NR		2,274,203
9,320,000		Jefferson County, OH (Series 1), 2.10% BANs, 11/10/2004	NR		9,351,874
3,000,000		Lorain County, OH, Hospital Refunding Revenue & Improvement Bonds, 5.00% (Catholic Healthcare Partners), 10/1/2004	AA-/A1		3,054,750
1,750,000		Lorain, OH, 2.75% BANs, 3/17/2005	NR		1,756,755
1,500,000		Madison-Plains, OH Local School District, 1.90% TANs, 6/30/2004	NR		1,502,685
2,030,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Healthcare Facilities Refunding Revenue Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		2,064,733
1,420,000		Nelsonville, OH, 1.66% BANs, 3/3/2005	NR		1,423,605
5,750,000		Ohio State Air Quality Development Authority, Environmental Refunding Revenue Bonds, 2.00% TOBs (MeadWestvaco Corp.), Mandatory Tender 11/1/2004	BBB/Baa2		5,754,198
2,000,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 2.50% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2004	BB+/Baa2		1,999,860
300,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.00% (John Carroll University, OH), 11/15/2005	NR/A2		303,843
500,000		Ohio State Higher Educational Facilities Commission, Higher Educational Revenue Bonds, 2.30% (John Carroll University, OH), 11/15/2006	NR/A2		508,690
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3		2,042,100
4,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		4,008,640
2,000,000		Ohio State Water Development Authority, PCRBs (Series A), 3.40% TOBs (Cleveland Electric Illuminating Co.), Mandatory Tender 10/1/2004	BBB-/Baa2		2,013,720

		TOTAL			59,490,436

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Oklahoma--1.0%
$125,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2004	BBB+/NR		$127,155
310,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2005	BBB+/NR		322,927
605,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2006	BBB+/NR		641,209
870,000		Oklahoma Development Finance Authority, Hospital Refunding Revenue Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2007	BBB+/NR		933,092
3,280,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2003B), 4.00%, 5/15/2006	AA/NR		3,449,182
2,500,000		Tulsa County, OK Industrial Authority, Capital Improvements Revenue Bonds (Series 2003B), 4.00%, 5/15/2005	AA/NR		2,579,650
2,000,000		Tulsa, OK International Airport, General Revenue Bonds, 5.00% (FGIC INS), 6/1/2004	AAA/Aaa		2,012,360

		TOTAL			10,065,575

		Oregon--0.3%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Revenue Bonds, 5.00% (Legacy Health System), 5/1/2008	AA/Aa3		1,102,380
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2004	AA/Aa3		1,003,200
1,050,000		Oregon State Bond Bank, Revenue Bonds (Series 2002B), 3.00% (Oregon State Economic & Community Development Commission)/(MBIA Insurance Corp. INS), 1/1/2005	AAA/Aaa		1,065,362

		TOTAL			3,170,942

		Pennsylvania--5.0%
2,500,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2005	A/NR		2,615,400
3,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2006	A/NR		3,225,750
500,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2005	A-/NR		511,405
300,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006	A-/NR		311,106
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$330,000		Delaware County, PA Authority, Revenue Bonds (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	A-/NR		$349,156
1,600,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 3.00%, 7/1/2004	A-/A2		1,607,728
2,205,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 4.00%, 7/1/2005	A-/A2		2,283,718
1,500,000		Erie, PA Higher Education Building Authority (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR		1,500,000
7,500,000		Lawrence County, PA, 3.50% TRANs, 12/31/2004	NR		7,608,103
250,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 3.25% (Good Samaritan Hospital), 11/15/2006	BBB+/Baa1		255,718
500,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 3.50% (Good Samaritan Hospital), 11/15/2007	BBB+/Baa1		514,630
1,182,000		Ligonier Valley, PA School District, 1.75% TRANs, 6/30/2004	NR		1,183,147
4,000,000		Montgomery County, PA IDA, Refunding PCRBs (Series 1999A), 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+/A3		4,062,400
3,385,000		Northampton County, PA IDA, 1.10% CP (American Water Capital Corp.), Mandatory Tender 4/7/2004	BBB+/Baa1		3,385,000
400,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2001A), 6.00% (Amtrak), 11/1/2004	BBB-/A3		407,024
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1		2,548,275
6,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4), 1.70% TOBs (Washington & Jefferson College), Mandatory Tender 11/1/2005	NR/Aa3		6,390,450
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		5,194,450
1,750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.00% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2005	NR/Aa3		1,823,150
450,000		Philadelphia, PA, UT GO Bonds (Series 2003A), 4.00% (XL Capital Assurance, Inc. INS), 2/15/2005	AAA/Aaa		460,994
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$730,000		Philadelphia, PA, UT GO Bonds (Series 2003A), 4.00% (XL Capital Assurance, Inc. INS), 2/15/2006	AAA/Aaa		$762,383
220,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	NR/BB+		224,822
690,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.25% (Monongahela Valley Hospital), 6/1/2004	NR/A3		693,464
600,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.50% (Monongahela Valley Hospital), 6/1/2005	NR/A3		617,982
755,000		Washington County, PA Hospital Authority, Hospital Revenue Bonds, 4.75% (Monongahela Valley Hospital), 6/1/2006	NR/A3		796,238

		TOTAL			49,332,493

		Rhode Island--0.2%
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 4.50% (Lifespan Obligated Group), 8/15/2004	BBB/Baa2		1,009,530
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 3.00% (Memorial Hospital)/(Fleet National Bank LOC), 7/1/2005	A+/NR		1,018,060

		TOTAL			2,027,590

		South Carolina--0.6%
2,000,000		Richland County, SC, Environmental Improvement Refunding Revenue Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		2,122,800
1,080,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.00% (Palmetto Health Alliance), 8/1/2004	BBB/Baa2		1,087,646
700,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.25% (Palmetto Health Alliance), 8/1/2005	BBB/Baa2		716,009
820,000		South Carolina Jobs-EDA, Hospital Facilities Refunding & Improvement Revenue Bonds (Series 2003C), 4.50% (Palmetto Health Alliance), 8/1/2006	BBB/Baa2		850,266
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,190,761

		TOTAL			5,967,482

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Dakota--0.5%
$2,880,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		$2,937,514
1,070,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,129,909
500,000		South Dakota State Health & Educational Authority, Revenue Bonds (Series 2001E), 5.00% (Sioux Valley Hospital & Health System), 11/1/2004	A+/A1		509,985
555,000		South Dakota State Health & Educational Authority, Revenue Bonds, 4.00% (Avera Health)/ (AMBAC INS), 7/1/2004	AAA/Aaa		559,046

		TOTAL			5,136,454

		Tennessee--1.7%
2,000,000		Carter County, TN IDB (Series 1983), 4.15% (Inland Container Corp.), 10/1/2007	BBB/NR		2,082,700
1,760,000		Clarksville, TN Natural Gas Acquisition Corp., Refunding Revenue Bonds, 4.50% (Dominion Resources, Inc.), 5/1/2004	BBB+/NR		1,763,414
640,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.00% (East Tennessee Children's Hospital), 7/1/2004	BBB+/Baa1		643,450
290,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 3.50% (East Tennessee Children's Hospital), 7/1/2005	BBB+/Baa1		295,246
3,690,000		Knox County, TN, Refunding UT GO Bonds, 4.50%, 4/1/2006	AA/Aa2		3,910,699
3,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Bonds, 6.875% (Meharry Medical College)/(United States Treasury GTD)/(Original Issue Yield: 7.27%), 12/1/2024	AAA/Aaa		3,174,840
1,000,000		Shelby County, TN, Public Improvement UT GO Bonds (Series 2000A), 5.00%, 4/1/2004	AA+/Aa2		1,000,000
2,865,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 3.45% (Wellmont Health System), 9/1/2004	BBB+/NR		2,886,430
400,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2004	BBB+/NR		406,024
600,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 5.25% (Wellmont Health System), 9/1/2005	BBB+/NR		627,504

		TOTAL			16,790,307

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--3.3%
$1,500,000		Brazos River Authority, TX (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		$1,571,190
5,000,000		Brazos River Authority, TX, Refunding PCRBs (Series 1994A), 3.00% TOBs (TXU Energy), Mandatory Tender 5/1/2005	BBB/Baa2		5,024,650
915,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 4.25% (Good Shepherd Medical Center), 10/1/2004	BBB/Baa2		925,953
1,000,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		1,044,500
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		1,046,860
4,000,000		Gulf Coast, TX Waste Disposal Authority, Refunding PCRBs, 2.00% TOBs (BP Amoco Corp), Mandatory Tender 10/1/2006	AA+/Aa1		4,026,520
1,000,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2006	A/A2		1,079,990
945,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2007	A/A2		1,037,345
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3), Mandatory Tender 11/1/2006	AA/NR		1,049,610
1,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds, 5.00%, 5/15/2005	A/A1		1,042,350
3,000,000		Matagorda County, TX Navigation District Number One, Refunding PCRBs (Series 1999A), 2.15% TOBs (AEP Texas Central Co.), Mandatory Tender 11/1/2004	BBB/Baa2		3,000,450
1,750,000		North Central Texas HFDC, Hospital Revenue Bonds, 5.50% (Baylor Healthcare System), 5/15/2005	AA-/Aa3		1,833,423
2,000,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Healthcare System), 5/15/2007	AA-/Aa3		2,202,820
1,000,000		North Texas Tollway Authority, Refunding Revenue Bonds (Series 2003C), 3.00% (Dallas North Tollway System)/ (FSA INS), 1/1/2006	AAA/Aaa		1,026,060
750,000		Socorro, TX Independent School District, UT GO Refunding Bonds, 4.00% (PSFG GTD), 8/15/2004	AAA/NR		758,100
1,000,000		Tarrant County, TX Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 4/1/2007	NR		987,500
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,205,000		Texas State Public Finance Authority, Revenue Financing System Bonds (Series 2002), 4.00% (Texas Southern University)/(MBIA Insurance Corp. INS), 11/1/2004	NR/Aaa		$1,225,340
1,500,000		Trinity River Authority of Texas, Refunding PCRBs (Series A), 5.00% TOBs (TXU Energy), Mandatory Tender 11/1/2006	BBB-/Baa2		1,573,425
500,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 3.00% (Mother Frances Hospital), 7/1/2004	NR/Baa1		501,950
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.00% (Mother Frances Hospital), 7/1/2005	NR/Baa1		613,866
600,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 4.50% (Mother Frances Hospital), 7/1/2006	NR/Baa1		625,608
1,000,000		University of Texas, Financing System Revenue Bonds (Series 2001B), 5.00%, 8/15/2007	AAA/Aaa		1,101,290

		TOTAL			33,298,800

		Utah--0.7%
3,300,000		Box Elder County, UT, PCRBs, 1.45% TOBs (Nucor Corp.), Optional Tender 10/1/2004	NR/VMIG-1		3,303,795
2,180,000		Utah Associated Municipal Power Systems, Revenue Bonds (Series 2003A), 3.00% (Payson Power Project)/ (FSA INS), 4/1/2006	AAA/Aaa		2,243,111
1,500,000		Utah County, UT, Hospital Revenue Bonds, 5.00% (IHC Health Services, Inc.), 5/15/2005	AA+/Aa2		1,560,420

		TOTAL			7,107,326

		Virginia--1.4%
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,048,850
2,250,000		Louisa, VA IDA, (Series 1997A), 1.85% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		2,250,000
3,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2004	BBB+/A3		3,000,000
5,250,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2007	BBB+/A3		5,250,000
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Virginia--continued
$1,500,000		Louisa, VA IDA, Solid Waste & Sewer Disposal Revenue Bonds (Series 2001 A), 2.30% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2007	NR/A3		$1,491,600
1,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		1,013,470

		TOTAL			14,053,920

		Washington--0.3%
3,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		3,134,130

		Wisconsin--0.6%
2,000,000		Pleasant Prairie, WI Water & Sewer System, BANs, 4.00%, 10/1/2007	NR/A3		2,086,360
2,000,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR		2,018,640
250,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 3.00% (Wheaton Franciscan Services), 8/15/2004	A/A2		251,880
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 4.00% (Wheaton Franciscan Services), 8/15/2005	A/A2		464,238
615,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2007	A/A2		668,105
120,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2004	A-/A3		121,182
130,000		Wisconsin State HEFA, Revenue Bonds, 5.00% (Agnesian Healthcare, Inc.), 7/1/2005	A-/A3		135,222
140,000		Wisconsin State HEFA, Revenue Bonds, 5.25% (Bellin Memorial Hospital)/(AMBAC INS), 2/15/2005	AAA/Aaa		144,966

		TOTAL			5,890,593

		Wyoming--0.3%
3,350,000		Albany County, WY, PCRBs (Series 1985), 2.55% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2004	BBB/NR		3,352,680

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $667,456,809)			671,507,066

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--33.8%
		Alabama--1.2%
$3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B), Weekly VRDNs (Sunbelt Environmental, Inc. Project)/(Colonial Bank, Montgomery, AL LOC)	NR		$3,500,000
8,000,000		Huntsville, AL Special Care Facilities Financing Authority (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	A-1+/NR		8,000,000

		TOTAL			11,500,000

		Alaska--1.0%
10,300,000		Valdez, AK Marine Terminal (Series 2003C), Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	A-1+/VMIG1		10,300,000

		Arizona--0.7%
4,000,000		Apache County, AZ IDA (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	A-1+/VMIG1		4,000,000
1,400,000		Prescott, AZ IDA (Series A), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,400,000
1,400,000		Prescott, AZ IDA (Series B), Weekly VRDNs (Prescott Convention Center, Inc.)/(Household Finance Corp. GTD)	A-1/NR		1,400,000

		TOTAL			6,800,000

		California--1.3%
1,500,000		Metropolitan Water District of Southern California (Series 2001 B-1), Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		1,500,000
7,700,000		Riverside County, CA Public Financing Authority (Series 1985A), Weekly VRDNs (Riverside County, CA)/(State Street Bank and Trust Co. LOC)	A-1+/VMIG1		7,700,000
4,000,000		Stockton, CA (Series 2003), Weekly VRDNs (United Christian Schools, Inc.)/(Pacific Capital Bank, N.A. LOC)	NR/VMIG2		4,000,000

		TOTAL			13,200,000

		District of Columbia--0.2%
2,000,000		District of Columbia (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/VMIG1		2,000,000

		Florida--0.5%
4,500,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	A-2/P-2		4,500,000

		Georgia--0.8%
1,170,000		Crisp County, GA Solid Waste Management Authority (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	NR/VMIG1		1,170,000
6,865,000		Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	A-1/NR		6,865,000

		TOTAL			8,035,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Illinois--5.3%
$4,000,000		Chicago, IL, Gas Supply Revenue (Series 2000B), 1.25% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 6/7/2004	A-2/VMIG-1		$4,000,000
5,000,000		Illinois Development Finance Authority, PCR (Illinois Power Co.)/(Series A), Auction Rate Notes (MBIA Insurance Corp. INS) 4/1/2032	AAA/Aaa		5,000,000
4,925,000		Illinois Development Finance Authority, PCR (Illinois Power Co.)/Series B), Auction Rate Notes (MBIA Insurance Corp. INS) 4/1/2032	AAA/Aaa		4,925,000
34,725,000		Illinois Development Finance Authority, PCR (Illinois Power Co.), Auction Rate Notes (AMBAC INS) 3/1/2017	AAA/Aaa		34,725,000
4,000,000		Springfield, IL (Series 1999), Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	A-1/NR		4,000,000

		TOTAL			52,650,000

		Indiana--0.8%
8,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.)	A-2/VMIG2		8,000,000

		Iowa--0.8%
7,700,000		Salix, IA Pollution Control (Series 1999), Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		7,700,000

		Kentucky--0.6%
6,000,000		Berea, KY (Series 1997), Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	NR/VMIG1		6,000,000

		Maryland--0.4%
3,600,000		Maryland State Health & Higher Educational Facilities Authority (Series 2001C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	A-1/NR		3,600,000

		Massachusetts--0.5%
5,000,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (State Street Bank and Trust Co. LIQ)	A-1/NR		5,000,000

		Michigan--0.1%
1,000,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	NR/VMIG1		1,000,000

		Minnesota--0.3%
3,250,000		Sherburn, MN PCRBs (Series 1999), Weekly VRDNs (Interstate Power and Light Co.)	A-2/VMIG2		3,250,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Mississippi--0.3%
$2,800,000		Jackson County, MS Port Facility, Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	NR/P-1		$2,800,000

		Missouri--0.9%
1,305,000		Springfield, MO IDA (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	NR		1,305,000
8,000,000		University of Missouri (Series 2000), Daily VRDNs	A-1+/VMIG1		8,000,000

		TOTAL			9,305,000

		Multi State--0.1%
1,077,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	NR/VMIG1		1,077,000

		Nebraska--0.4%
1,440,000		Douglas County, NE, Variable Rate Demand IDRB (Series 1986), 2.25% TOBs (Omaha Landmark Lodging LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/1/2004	NR		1,440,058
2,055,000		Douglas County, NE, Variable Rate Demand IDRB, 2.25% TOBs (3001 Chicago LP Project)/(First National Bank of Omaha LOC), Optional Tender 6/1/2004	NR		2,055,062

		TOTAL			3,495,120

		North Carolina--1.3%
895,000		Brunswick County, NC Industrial Facilities and PCFA (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)	NR/VMIG1		895,000
9,700,000		Martin County, NC IFA (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-3/NR		9,700,000
2,100,000		North Carolina Medical Care Commission (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	A-1+/ NR		2,100,000

		TOTAL			12,695,000

		Ohio--1.5%
1,415,000		Bowling Green, OH, Adjustable Rate Industrial Development Refunding Revenue Bonds, Weekly VRDNs (Lamson & Sessions Co.)/(Sky Bank LOC)	NR		1,415,000
4,240,000		Fairfield, OH (Series 2000), Weekly VRDNs (Prestige Display and Packaging LLC)/(Provident Bank LOC)	NR		4,240,000
1,900,000		Franklin County, OH Mortgage Revenue (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)/ (J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		1,900,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Ohio--continued
$5,500,000		Hamilton County, OH Hospital Facilities Authority (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	NR/VMIG1		$5,500,000
1,905,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(Provident Bank LOC)	NR		1,905,000

		TOTAL			14,960,000

		Oklahoma--0.3%
1,000,000		Garfield County, OK Industrial Authority Pollution Control (Series 1995A), Weekly VRDNs (Oklahoma Gas and Electric Co.)	A-2/VMIG1		1,000,000
2,420,000		Tulsa County, OK Industrial Authority (Series 2002A), Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC)	A-1+/ NR		2,420,000

		TOTAL			3,420,000

		Pennsylvania--5.1%
1,000,000		Allentown, PA Commercial and IDA (Series 1999), Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	NR		1,000,000
2,070,000		Erie County, PA Hospital Authority (Series 1998B), Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania LIQ)	NR/VMIG1		2,070,000
16,030,000		Lancaster County, PA Hospital Authority (Series 1996), Weekly VRDNs (Masonic Homes)	NR/VMIG2		16,030,000
13,000,000		Philadelphia, PA IDA, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	NR/VMIG1		13,000,000
9,095,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series 2002B), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase Bank and Westdeutsche Landesbank AG LIQs)	A-1+/VMIG1		9,095,000
9,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Series 2003A), Daily VRDNs (Children's Hospital of Philadelphia)/(J.P. Morgan Chase Bank LIQ)	A-1+/VMIG1		9,900,000

		TOTAL			51,095,000

		South Carolina--0.4%
4,200,000		South Carolina Jobs-EDA, Economic Development Revenue Bonds, Weekly VRDNs (Para-Chem Southern, Inc.)/(Carolina First Bank LOC)	NR		4,200,000

		Tennessee--2.2%
3,000,000		Sevier County, TN Public Building Authority (Series IV-B-3), Daily VRDNs (Hamblen County, TN)/(FSA INS)/ (J.P. Morgan Chase Bank LIQ)	NR/VMIG1		3,000,000
2,575,000		Sevier County, TN Public Building Authority (Series IV-C-4), Daily VRDNs (Cleveland, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,575,000
Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--continued
$8,750,000		Sevier County, TN Public Building Authority (Series IV-D-1), Daily VRDNs (Pigeon Forge, TN)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	NR/VMIG1		$8,750,000
2,580,000		Sevier County, TN Public Building Authority (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/ (J.P. Morgan Chase Bank LIQ)	NR/VMIG1		2,580,000
4,530,000		Sevier County, TN Public Building Authority (Series IV-J-2), Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	NR/VMIG1		4,530,000

		TOTAL			21,435,000

		Texas--1.1%
10,600,000		Harris County, TX HFDC (Series 2002), Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		10,600,000

		Utah--1.4%
5,300,000		Emery County, UT (Series 1994), Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	A-1+/ VMIG1		5,300,000
4,000,000		Murray City, UT (Series 2003C), Daily VRDNs (IHC Health Services, Inc.)	A-1+/NR		4,000,000
5,000,000		Weber County, UT (Series 2000B), Daily VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank AG LIQ)	A-1+/VMIG1		5,000,000

		TOTAL			14,300,000

		Virginia--0.0%
385,000		Virginia Small Business Financing Authority (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC Centura Bank LOC)	NR		385,000

		Washington--0.9%
8,850,000		Port Grays Harbor, WA Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	A-2/NR		8,850,000

		Wisconsin--1.6%
16,000,000		Sheboygan, WI Pollution Control (Series A), Daily VRDNs (Wisconsin Power & Light Co.)	A-2/P-1		16,000,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Wyoming--1.8%
$17,900,000		Sweetwater County, WY IDA, PCRB (Series 1990A), Weekly VRDNs (Pacificorp)/(Commerzbank AG, Frankfurt LOC)	NR/VMIG1		$17,900,000

		TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $336,052,000)			336,052,120

		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $1,003,508,809)[3]			1,007,559,186

		OTHER ASSETS AND LIABILITIES - NET--(1.3)%			(12,862,613)

		TOTAL NET ASSETS--100%			$994,696,573

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.4% of the portfolio as calculated based upon total portfolio market value. (unaudited)

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the long-term credit ratings. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

VMIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG2--This designation denotes high quality. Margins of protections are ample although not so large as in the preceding group.

Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At March 31, 2004, these securities amounted to $7,992,670 which represents 0.8% of total net assets.

3 The cost of investments for federal tax purposes amounts to $1,003,507,703.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COPs	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
SAVRs	--Select Auction Variable Rates
TANs	--Tax Anticipation Notes
TOPS	--Trust Obligation Participating Securities
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,003,508,809)		$1,007,559,186
Cash		31,191
Income receivable		7,128,809
Receivable for investments sold		1,100,000
Receivable for shares sold		10,187,649

TOTAL ASSETS		1,026,006,835

Liabilities:
Payable for investments purchased	$23,374,623
Payable for shares redeemed	7,189,968
Income distribution payable	559,969
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	462
Payable for distribution services fee (Note 5)	78,932
Payable for shareholder services fee (Note 5)	98,664
Accrued expenses	7,644

TOTAL LIABILITIES		31,310,262

Net assets for 491,022,104 shares outstanding		$994,696,573

Net Assets Consist of:
Paid in capital		$991,029,680
Net unrealized appreciation of investments		4,050,377
Accumulated net realized loss on investments		(383,815)
Undistributed net investment income		331

TOTAL NET ASSETS		$994,696,573

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share
($512,109,377 ÷ 252,810,898 shares outstanding)		$2.03

Offering price per share		$2.03

Redemption proceeds per share		$2.03

Class A Shares:
Net asset value per share
($482,587,196 ÷ 238,211,206 shares outstanding)		$2.03

Offering price per share (100/98.00 of $2.03)[1]		$2.07

Redemption proceeds per share		$2.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2004 (unaudited)

Investment Income:
Interest			$9,737,265

Expenses:
Investment adviser fee (Note 5)		$2,923,351
Administrative personnel and services fee (Note 5)		385,372
Custodian fees		15,379
Transfer and dividend disbursing agent fees and expenses (Note 5)		52,863
Directors'/Trustees' fees		5,355
Auditing fees		8,345
Legal fees		5,323
Portfolio accounting fees (Note 5)		85,434
Distribution services fee--Class A Shares (Note 5)		592,529
Shareholder services fee--Class A Shares (Note 5)		592,529
Share registration costs		62,197
Printing and postage		26,882
Insurance premiums		1,009
Taxes		40,035
Miscellaneous		2,211

TOTAL EXPENSES		4,798,814

Waivers (Note 5):
Waiver of investment adviser fee	$(1,845,512)
Waiver of administrative personnel and services fee	(14,940)
Waiver of transfer and dividend disbursing agent fees and expenses	(24,142)
Waiver of distribution services fee--Class A Shares	(118,506)

TOTAL WAIVERS		(2,003,100)

Net expenses			2,795,714

Net investment income			6,941,551

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			131,412
Net change in unrealized appreciation of investments			(581,969)

Net realized and unrealized loss on investments			(450,557)

Change in net assets resulting from operations			$6,490,994

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2004	Year Ended 9/30/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,941,551	$13,046,462
Net realized gain (loss) on investments	131,412	(456,456)
Net change in unrealized appreciation/depreciation of investments	(581,969)	1,331,719

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,490,994	13,921,725

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,113,969)	(7,844,825)
Class A Shares	(2,827,521)	(5,200,794)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,941,490)	(13,045,619)

Share Transactions:
Proceeds from sale of shares	443,639,615	1,292,252,327
Net asset value of shares issued to shareholders in payment of distributions declared	3,684,444	7,188,859
Cost of shares redeemed	(445,802,673)	(957,347,253)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,521,386	342,093,933

Change in net assets	1,070,890	342,970,039

Net Assets:
Beginning of period	993,625,683	650,655,644

End of period (including undistributed net investment income of $331 and $270, respectively)	$994,696,573	$993,625,683

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2004 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At March 31, 2004, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	500,000,000
Class A Shares	500,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	112,579,753	$228,040,462	260,910,484	$528,063,474
Shares issued to shareholders in payment of distributions declared	737,177	1,492,725	1,688,137	3,415,611
Shares redeemed	(104,887,713)	(212,516,155)	(177,986,769)	(360,114,876)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,429,217	$17,017,032	84,611,852	$171,364,209

	Six Months Ended 3/31/2004		Year Ended 9/30/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	106,431,851	$215,599,153	377,585,011	$764,188,853
Shares issued to shareholders in payment of distributions declared	1,082,458	2,191,719	1,864,511	3,773,248
Shares redeemed	(115,242,657)	(233,286,518)	(295,373,845)	(597,232,377)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,728,348)	$(15,495,646)	84,075,677	$170,729,724

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	700,869	$1,521,386	168,687,529	$342,093,933

4. FEDERAL TAX INFORMATION

At March 31, 2004, the cost of investments for federal tax purposes was $1,003,507,703. The net unrealized appreciation of investments for federal tax purposes was $4,051,483. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,217,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $165,843.

At September 30, 2003, the Fund had a capital loss carryforward of $354,141 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541

2011	$353,600

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended March 31, 2004, the fees paid to FAS and FServ were $307,698 and $62,734, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended March 31, 2004, FSC retained $86 in sales charges from the sale of Class A Shares. FSC also retained $1,508 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2004, the Institutional Shares did not accrue or pay the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $43,498, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended March 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $393,740,915 and $424,515,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended March 31, 2004, were as follows:

Purchases	$206,263,678

Sales	$136,640,000

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31417P882

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

26299 (5/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule
30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule
30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ _Richard J. Thomas, Principal Financial Officer___

Date        May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        May 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        May 24, 2004